Condensed Consolidated Statements of Operations and Other Comprhensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
REVENUES
Sales of goods, net	$ 8,940,062	$ 4,096,452	$ 15,779,023	$ 7,547,959	$ 15,740,546	$ 14,875,652
Sales of services, net	402,394	283,141	745,013	508,907	1,146,721	1,049,561
Total Revenues	9,342,456	4,379,593	16,524,036	8,056,866	16,887,267	15,925,213
COST OF SALES
Cost of goods sold-products	3,550,640	1,950,355	6,275,120	3,278,071	7,034,703	6,170,073
Cost of goods sold - services	232,250	211,312	500,447	384,032	1,043,294	717,796
Total Cost of Goods Sold	3,782,890	2,161,667	6,775,567	3,662,103	8,077,997	6,887,869
GROSS PROFIT	5,559,566	2,217,926	9,748,469	4,394,763	8,809,270	9,037,344
OPERATING EXPENSES
General and administrative expenses	1,259,192	863,271	2,098,315	1,857,151	3,798,075	2,752,451
Research and development	155,089	70,454	251,019	110,234	0	0
Payroll expenses	930,993	298,802	1,766,069	640,655	2,656,762	1,757,855
Loss on sale of fixed assets	0	0	0	0	13,936	0
Depreciation expense	65,597	64,468	126,925	110,926	195,070	159,421
Total Operating Expenses	2,410,871	1,296,995	4,242,328	2,718,966	6,663,843	4,669,727
INCOME FROM OPERATIONS	3,148,695	920,931	5,506,141	1,675,797	2,145,427	4,367,617
OTHER INCOME (EXPENSE)
Interest expense	(100)	(7,426)	(10,567)	(8,678)	0	(20,370)
Gain on disposal of fixed assets	1,617	0	1,617	0	0	0
Permanent impairment of available for sale securities	0	0	0	0	(8,438)	0
Rental income	1,575	0	2,190	0	629	3,600
Interest income	7,565	8,246	8,366	8,315	25,942	375
Total Other Income (Expense)	10,657	820	1,606	(363)	18,133	(16,395)
NET INCOME BEFORE INCOME TAXES	3,159,352	921,751	5,507,747	1,675,434	2,163,560	4,351,222
INCOME TAX EXPENSE	1,109,803	276,621	1,844,214	464,569	730,905	1,163,451
NET INCOME	2,049,549	645,130	3,663,533	1,210,865	1,432,655	3,187,771
OTHER COMPREHENSIVE INCOME UNREALIZED HOLDING LOSS ON AVAILABLE FOR SALE SECURITIES LESS: RECLASSIFICATION ADJUSTMENT FOR NET LOSS INCLUDED IN NET INCOME	0	0	0	0	0	(2,445)
NET LOSS INCLUDED IN NET INCOME	0	0	0	0	8,438	0
FOREIGN CURRENCY TRANSLATION GAIN (LOSS)	(90,191)	382,438	(200,224)	219,618	(121,664)	(147,061)
TOTAL COMPREHENSIVE INCOME	$ 1,959,358	$ 1,027,568	$ 3,463,309	$ 1,430,483	$ 1,319,429	$ 3,038,265
BASIC EARNINGS PER SHARE	$ 0.05	$ 0.01	$ 0.08	$ 0.03	$ 0.03	$ 0.07
FULLY DILUTED EARNINGS PER SHARE	$ 0.04	$ 0.01	$ 0.08	$ 0.03	$ 0.03	$ 0.07
BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	45,289,301	45,078,587	45,274,863	45,054,918	45,109,767	45,000,000
FULLY DILUTED WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	45,905,364	45,460,439	45,905,364	45,436,770	45,371,965	45,218,238